Investment Objectives and Goals - Invesco SteelPath MLP & Energy Infrastructure ETF	Feb. 12, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco SteelPath MLP & Energy Infrastructure ETF (the “Fund”) seeks total return.